Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MassMutual U.S. Government Money Market Fund - Class R5
Prospectus [Line Items]
Annual Return [Percent]	4.78%	4.55%	1.21%	none	0.24%	1.72%	1.33%	0.38%	none	none
MassMutual Inflation-Protected and Income Fund - Class R5
Prospectus [Line Items]
Annual Return [Percent]	2.62%	5.51%	(13.42%)	6.34%	11.31%	8.12%	(1.35%)	3.29%	5.19%	(1.47%)
MassMutual Core Bond Fund - Class R5
Prospectus [Line Items]
Annual Return [Percent]	3.77%	6.63%	(15.31%)	0.64%	8.41%	9.60%	(0.48%)	4.61%	2.73%	(0.96%)
MassMutual Diversified Bond Fund - Class R5
Prospectus [Line Items]
Annual Return [Percent]	4.58%	6.23%	(16.70%)	2.06%	8.46%	10.62%	(1.07%)	4.98%	3.80%	(1.17%)
MassMutual Balanced Fund - Class R5
Prospectus [Line Items]
Annual Return [Percent]	14.00%	13.12%	(14.26%)	19.93%	10.89%	19.62%	(5.19%)	16.10%	8.68%	(1.50%)
MassMutual Disciplined Growth Fund - Service Class
Prospectus [Line Items]
Annual Return [Percent]	36.56%	39.44%	(31.91%)	27.89%	31.08%	33.34%	(4.15%)	28.44%	7.06%	3.46%
MassMutual Small Cap Opportunities Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	12.39%	17.41%	(16.25%)	15.04%	19.79%	25.55%	(10.95%)	13.73%	17.67%	(6.07%)
MassMutual Global Fund - Class R5
Prospectus [Line Items]
Annual Return [Percent]	15.76%	34.13%	(32.03%)	15.23%	27.72%	31.30%	(13.38%)	36.35%	0.06%	3.60%
MassMutual International Equity Fund - Class R5
Prospectus [Line Items]
Annual Return [Percent]	(2.25%)	11.45%	(10.14%)	7.92%	13.84%	28.09%	(19.55%)	26.41%	(2.31%)	3.14%
MassMutual Short-Duration Bond Fund - Class R5
Prospectus [Line Items]
Annual Return [Percent]	7.74%	6.77%	(9.56%)	1.93%	2.28%	4.49%	1.68%	2.61%	2.87%	0.68%
MassMutual High Yield Fund - Service Class
Prospectus [Line Items]
Annual Return [Percent]	9.40%	12.97%	(11.20%)	7.30%	4.66%	13.32%	(2.98%)	7.47%	14.86%	(0.74%)